Goldman Sachs Multi-Manager Global Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.13%	11.46%	11.82%
MSCI ACWI IMI (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.06%	10.74%	11.44%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.27%	10.94%	10.60%
Performance Inception Date	Jun. 24, 2015
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.56%	7.94%	8.59%
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.71%	7.66%	8.02%